Investment in Real Estate Limited Partnerships Narrative Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Investment in real estate limited partnerships	$ 3,809	$ 4,473
Capital contributions payable for limited partnership investments	0	893
Equity in losses of limited partnerships	660	515
Tax credits for investments in real estate limited partnership	$ 597	$ 455